Average Annual Total Returns - ProShares RAFI Long Short	None OneYear	None FiveYears	None SinceInception	None InceptionDate	None After Taxes on Distributions OneYear	None After Taxes on Distributions FiveYears	None After Taxes on Distributions SinceInception	None After Taxes on Distributions InceptionDate	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares FiveYears	None After Taxes on Distributions and Sales of Shares SinceInception	None After Taxes on Distributions and Sales of Shares InceptionDate	FTSE RAFI US 1000 Long/Short Total Return Index OneYear		FTSE RAFI US 1000 Long/Short Total Return Index FiveYears		FTSE RAFI US 1000 Long/Short Total Return Index SinceInception		FTSE RAFI US 1000 Long/Short Total Return Index InceptionDate
Total	(1.64%)	(2.28%)	(0.17%)	Dec. 02, 2010	(2.08%)	(2.67%)	(0.49%)		(0.66%)	(1.71%)	(0.10%)		(0.48%)	[1],[2]	(2.47%)	[1],[2]	0.96%	[1],[2]	[1],[2]

[1]	Index performance through February 29, 2016 reflects the performance of the RAFI® US Equity Long/Short Index. Index performance beginning on March 1, 2016 reflects the performance of the FTSE RAFI US 1000 Long/Short Total Return Index.
[2]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. "Since Inception" returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.